Unaudited Consolidated Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operational costs	$ 389,890	$ 569,546	$ 2,103,668	$ 1,343,799
Loss from operations	(389,890)	(569,546)	(2,103,668)	(1,343,799)
Other (expense) income:
Change in fair value of warrant liabilities	(875,000)	(583,333)	(1,895,834)	7,138,542
Change in fair value of convertible notes				811,150
Interest income – bank	1,587	411	8,240
Interest earned on investments held in Trust Account	58,756	2,574,583	3,176,694	4,000,465
Total other (expense) income	(814,657)	1,991,661	1,289,100	11,950,157
(Loss) income before provision for income taxes	(1,204,547)	1,422,115	(814,568)	10,606,358
Provision for income taxes	(8,766)	(530,249)	(653,044)	(759,647)
Net (loss) income	$ (1,213,313)	$ 891,866	$ (1,467,612)	$ 9,846,711
Class A Common Stock Redeemable Shares
Other (expense) income:
Basic weighted average shares outstanding (in Shares)	577,937	25,303,491	7,511,529	28,750,000
Basic net (loss) income per share (in Dollars per share)	$ (0.16)	$ 0.03	$ (0.1)	$ 0.27
Class A Common Stock Non-Redeemable Shares
Other (expense) income:
Basic weighted average shares outstanding (in Shares)	7,047,500		5,603,340	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ (0.16)		$ (0.1)	$ 0.27
Class B Common Stock
Other (expense) income:
Basic weighted average shares outstanding (in Shares)	140,000	5,948,379	1,584,160	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ (0.16)	$ 0.03	$ (0.1)	$ 0.27